Description of Business	12 Months Ended
Dec. 31, 2018
DESCRIPTION OF BUSINESS [Abstract]
Description of Business

NOTE 1 – DESCRIPTION OF BUSINESS

Navios Maritime Partners L.P. (“Navios Partners” or the “Company”), is an international owner and operator of dry cargo vessels, formed on August 7, 2007 under the laws of the Republic of the Marshall Islands. Navios GP L.L.C. (the “General Partner”), a wholly owned subsidiary of Navios Maritime Holdings Inc. (“Navios Holdings”), was also formed on that date to act as the general partner of Navios Partners and received a 2.0% general partner interest in Navios Partners.

Navios Partners is engaged in the seaborne transportation services of a wide range of dry cargo commodities including iron ore, coal, grain, fertilizer and also containers, chartering its vessels under medium to longer-term charters. The operations of Navios Partners are managed by Navios ShipManagement Inc., a subsidiary of Navios Holdings (the “Manager”), from its offices in Piraeus, Greece, Singapore and Monaco.

Pursuant to the initial public offering (“IPO”) on November 16, 2007, Navios Partners entered into the following agreements:

(a) a management agreement with the Manager (the “Management Agreement”), pursuant to which the Manager provides Navios Partners commercial and technical management services;

(b) an administrative services agreement with the Manager (the “Administrative Services Agreement”), pursuant to which the Manager provides Navios Partners administrative services; and

(c) an omnibus agreement with Navios Holdings (the “Omnibus Agreement”), governing, among other things, when Navios Partners and Navios Holdings may compete against each other as well as rights of first offer on certain drybulk carriers.

As of December 31, 2018, there were outstanding: 169,054,258 common units and 3,450,091 general partnership units. As of December 31, 2018, Navios Holdings owned a 20.0% interest in Navios Partners, which included a 2.0% general partner interest.

Navios Containers

Navios Maritime Containers Inc. (“Navios Containers”), an affiliate of the Company, was established in the Republic of the Marshall Islands on April 28, 2017. Navios Containers is a growth vehicle dedicated to the container sector of the maritime industry. On June 12, 2017, Navios Containers also registered and began trading on the Norwegian Over-The-Counter market under the ticker symbol NMCI. On November 30, 2018, Navios Containers Inc. was converted into a limited partnership, Navios Maritime Containers L.P. Following its conversion, Navios Containers also registered its common units for trading on the Nasdaq Global Select Market on December 10, 2018 under the ticker symbol NMCI.

On June 8, 2017, Navios Containers closed its private placement and issued 10,057,645 shares for total gross proceeds of $50,288 at a subscription price of $5.00 per share. Navios Partners invested $30,000 and received 59.7% of the equity, and Navios Holdings invested $5,000 and received 9.9% of the equity of Navios Containers. Each of Navios Partners and Navios Holdings also received warrants, with a five-year term, for 6.8% and 1.7% of the equity, respectively. Navios Containers used the proceeds to acquire five 4,250 TEU vessels from Navios Partners for a total purchase price of $64,000. These vessels, first acquired by Navios Partners from Rickmers Maritime Trust Pte. (“Rickmers Trust”), were employed on charters with a net daily charter rate of $26,850. The charters expire in 2018 and early 2019. In addition, Navios Containers acquired all the rights under the acquisition agreements entered into between Navios Partners and Rickmers Trust to purchase the remaining nine vessels in the original 14-vessel container fleet.

On August 29, 2017, Navios Containers closed its private placement of 10,000,000 shares at a subscription price of $5.00 per share, resulting in gross proceeds of $50,000. Navios Partners invested $10,000 and received 2,000,000 shares. Navios Partners also received warrants, with a five-year term, for 6.8% of the equity. As a result, from August 29, 2017, Navios Containers is considered an affiliate entity and the investment in Navios Containers is accounted for under the equity method due to the Company’s significant influence over Navios Containers.

On November 9, 2017, Navios Containers closed a private placement of 9,090,909 shares at a subscription price of $5.50 per share, resulting in gross proceeds of approximately $50,000. Navios Partners invested $10,000 and received 1,818,182 shares. Navios Partners also received warrants, with a five-year term, for 6.8% of the newly issued equity.

In connection with the Navios Containers’ deconsolidation, the Company recognized an amount of $174 related to the dilution gain of its investment in Navios Containers. The amount was recognized in the Consolidated Statements of Operations under the caption of “Equity in net earnings of affiliated companies” for the year ended December 31, 2017.

On March 13, 2018, Navios Containers closed a private placement of 5,454,546 shares at a subscription price of $5.50 per share, resulting in gross proceeds of approximately $30,000. Navios Partners invested $14,460 and received 2,629,095 shares and Navios Holdings invested $500 and received 90,909 shares. Navios Partners and Navios Holdings also received 370,909 and 9,273 warrants, with a five-year term, respectively.

On December 3, 2018, Navios Partners distributed 855,001 units of Navios Containers to the unitholders of Navios Partners, approximately 2.5% of the Navios Containers’ outstanding equity. The amount of the distribution was $4,243 based on the last trading price of Navios Containers’ shares in the N-OTC market as of November 23, 2018. In connection with this transaction, Navios Partners recognized an other-than-temporary impairment of $560 on the units distributed, which was presented under the caption “Equity in net earnings of affiliated companies” in the Consolidated Statements of Operations. Following the distribution, Navios Partners owns approximately 33.5% of the equity in Navios Containers. As of December 31, 2018, Navios Partners held 11,592,276 common units (33.5% of the equity), and Navios Holdings held 1,263,276 common units (3.7% of the equity) of Navios Containers.